DISCONTINUED OPERATIONS (Details Textual) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2011 Viryanet Australia [Member]
Disposal Group Discontinued Operation [Line Items]
Disposal Group Revenues and Assets Percentage		less than 10%
Disposal Group Including Discontinued Operation Sale To Related Party Percentage		100.00%
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Payment Due One		$ 100
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Balance Payment Due		240
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Due Interest Rate		3.50%
Discontinued Operations Sale Consideration On Disposal Of Discontinued Operation Due Current	76
Discontinued Operations Sale Consideration On Disposal Of Discontinued Operation Due Non Current	63
Discontinued operations, Proceeds		$ 340